Restructuring (Tables)	12 Months Ended
Feb. 28, 2015
Restructuring Cost and Reserve [Line Items]
Schedule Of Revenues And Losses Discontinued Operations Table [Text Block]

March 2, 2013
Revenues from discontinued operations	$33
Loss from discontinued operations, before tax	(20)
Loss on disposal of discontinued operation	(3)
Income tax recovery	5
Loss from discontinued operations, net of tax	$(18)

Schedule of Company's Cost Optimization Charge
The CORE program charges incurred in fiscal 2015, fiscal 2014 and fiscal 2013 were as follows:

	For the year ended
	February 28, 2015	March 1, 2014	March 2, 2013
Cost of sales	$23	$103	$96
Research and development	70	76	27
Selling, marketing and administration	229	333	97
Total CORE program charges	$322	$512	$220

Cost Optimization and Resource Efficiency Program [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Company's Cost Optimization Program
The following table sets forth the activity in the Company’s CORE program liability for fiscal 2015 and fiscal 2014:

	Employee Termination Benefits	Facilities Costs	Manufacturing Costs	Total
Balance as at March 2, 2013	$9	$18	$2	$29
Charges incurred	190	93	65	348
Cash payments made	(186)	(58)	(41)	(285)
Balance as at March 1, 2014	13	53	26	92
Charges incurred	96	48	55	199
Cash payments made	(106)	(71)	(79)	(256)
Balance as at February 28, 2015	$3	$30	$2	$35